Fair Value Measurements and Hedging - Schedule of Derivative Instrument (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
ING [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Mar-20
Expiry	Mar-26
Derivative, Fixed Interest Rate	0.70%
ING [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 29,960
ING [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 21,935
ING 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Apr-20
Expiry	Oct-25
Derivative, Fixed Interest Rate	0.70%
ING 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 39,375
ING 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 26,250
SEB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Apr-20
Expiry	Jan-25
Derivative, Fixed Interest Rate	0.727%
SEB [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 58,885
SEB [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 42,687
Citi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Aug-20
Expiry	May-24
Derivative, Fixed Interest Rate	0.1293%
Citi [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 56,075
Citi [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 39,206
Citi 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Aug-20
Expiry	May-24
Derivative, Fixed Interest Rate	0.338%
Citi 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 31,350
Citi 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 21,860
Citi 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Sep-20
Expiry	Mar-24
Derivative, Fixed Interest Rate	0.289%
Citi 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 33,390
Citi 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 25,352
ING 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jul-20
Inception	Jul-20
Expiry	Jul-26
Derivative, Fixed Interest Rate	0.37%
ING 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 70,000
ING 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 32,083
SEB 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Feb-21
Inception	Apr-21
Expiry	Jan-26
Derivative, Fixed Interest Rate	0.4525%
SEB 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 37,050
SEB 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Notional Amount	$ 17,550